Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Mar. 31, 2025 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 16,127
2025	21,451
2026	20,531
2027	16,432
2028	10,910
2029 and thereafter	16,168
Net Book Value	$ 101,619